Subsequent Events - (Details Narrative) (10-K) - USD ($)																											2 Months Ended	3 Months Ended		12 Months Ended
	May 06, 2021	Apr. 27, 2021	Apr. 25, 2021	Apr. 21, 2021	Apr. 20, 2021	Apr. 19, 2021	Apr. 08, 2021	Mar. 30, 2021	Mar. 30, 2021	Mar. 23, 2021	Mar. 18, 2021	Mar. 16, 2021	Mar. 15, 2021	Mar. 11, 2021	Mar. 09, 2021	Mar. 08, 2021	Mar. 05, 2021	Feb. 25, 2021	Feb. 22, 2021	Feb. 16, 2021	Jan. 29, 2021	Jan. 21, 2021	Jan. 20, 2021	Jan. 15, 2021	Nov. 18, 2020	Sep. 01, 2020	Mar. 01, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net proceeds from issuance of common stock																												$ 25,101,000		$ 10,789,000
Payment to acquire property, pland and equipment																												149,100	$ 5,200	$ 408,000	$ 402,800
Stock redeemed, shares
Stock redeemed, value																												$ 18,000
Sale Agreement [Member] | National Public Builder [Member]
Payment to acquire property, pland and equipment														$ 8,910,000						$ 7,920,000
Auburn, California [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment																									$ 4,900,000
Loomis, California [Member] | Sale Agreement [Member]
Payment to acquire property, pland and equipment														6,850,000
Loomis, California [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment																$ 1,100,000
Belfair, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment									$ 8,640,000
Horseshoe Bay, Texas [Member] | Sale Agreement [Member]
Payment to acquire property, pland and equipment																2,500,000
Horseshoe Bay, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment													$ 1,500,000			2,500,000
Tacoma, Washington [Member]
Payment to acquire property, pland and equipment										$ 2,000,000
Common Stock [Member]
Stock issued																												9,200,000		2,031,705
Stock redeemed, shares																												45,046
Stock redeemed, value
Initial Public Offering [Member]
Stock issued																										2,031,705
Share price																										$ 6.00
Net proceeds from issuance of common stock																										$ 10,789,000
Subsequent Event [Member] | Former Employee [Member]
Share price												$ 0.40
Stock redeemed, shares												45,046
Stock redeemed, value												$ 18,000
Subsequent Event [Member] | Sale Agreement [Member]
Payment to acquire property, pland and equipment		$ 9,310,000
Subsequent Event [Member] | Sale Agreement [Member] | National Public Builder [Member]
Payment to acquire property, pland and equipment														$ 8,910,000						$ 7,920,000
Subsequent Event [Member] | Austin, Texas [Member]
Payment to acquire property, pland and equipment																						$ 755,000
Subsequent Event [Member] | Auburn, California [Member]
Payment to acquire property, pland and equipment																					$ 4,900,000						$ 4,498,300
Subsequent Event [Member] | Driftwood, Texas [Member]
Payment to acquire property, pland and equipment																			$ 1,584,350
Subsequent Event [Member] | Loomis, California [Member] | Sale Agreement [Member]
Payment to acquire property, pland and equipment																		$ 6,850,000
Subsequent Event [Member] | Loomis, California [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment																1,100,000
Subsequent Event [Member] | Belfair, Washington [Member]
Payment to acquire property, pland and equipment																	$ 3,915,000
Subsequent Event [Member] | Belfair, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment								$ 8,640,000
Subsequent Event [Member] | Horseshoe Bay, Texas [Member] | Sale Agreement [Member]
Payment to acquire property, pland and equipment																2,500,000
Subsequent Event [Member] | Horseshoe Bay, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment	$ 2,005,200		$ 4,750,000	$ 16,900,000	$ 265,000	$ 120,000	$ 219,000
Subsequent Event [Member] | Gig Harbor, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment																$ 3,050,000
Subsequent Event [Member] | Spicewood, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment															$ 915,000
Subsequent Event [Member] | Rocklin, California [Member]
Payment to acquire property, pland and equipment											$ 3,944,050
Subsequent Event [Member] | Tacoma, Washington [Member]
Payment to acquire property, pland and equipment										$ 2,000,000
Subsequent Event [Member] | Initial Public Offering [Member] | Common Stock [Member]
Stock issued																							9,200,000	9,200,000
Share price																							$ 3.00	$ 3.00
Gross proceeds from issuance of common stock																							$ 27,600,000	$ 27,600,000
Net proceeds from issuance of common stock																							$ 25,256,000	$ 25,256,000
Subsequent Event [Member] | Underwriters' Option [Member] | Common Stock [Member]
Stock issued																							1,200,000	1,200,000